Other assets - Additional Information (Details)	12 Months Ended
Dec. 31, 2020
Other Asset Disclosure [Line Items]
Maturity year	2021
Minimum [Member]
Other Asset Disclosure [Line Items]
Interest rate	5.00%
Maximum
Other Asset Disclosure [Line Items]
Interest rate	15.00%